Capital Management (Tables)	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Summary of Capital Managed

	December 31, 2021	December 31, 2020
	$	$
Current portion of long-term debt	51.0	46.6
Non-current portion of long-term debt	1,194.1	634.2
Long-term debt	1,245.1	680.8
Bank indebtedness	7.2	4.7
Less: cash and deposits	(193.9)	(289.5)
Net debt	1,058.4	396.0
Shareholders’ equity	2,001.7	1,928.5
Total capital managed	3,060.1	2,324.5